LOANS - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	$ 51,946	$ 48,554
Current	9,849,024	9,084,447
Loans and Leases Receivable, Gross		9,133,001
Purchased impaired loans, carrying balance		68,664
Total loans and leases	9,900,970	9,201,665
Greater than 90 days past due and still accruing	169	201
30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	17,837	12,923
60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	1,577	7,325
Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	32,532	28,306
Commercial & industrial
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	8,393	19,116
Current	2,999,116	2,443,680
Loans and Leases Receivable, Gross		2,462,796
Purchased impaired loans, carrying balance		3,081
Total loans and leases	3,007,509	2,465,877
Greater than 90 days past due and still accruing	0	0
Commercial & industrial | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	6,532	1,266
Commercial & industrial | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	3,332
Commercial & industrial | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	1,861	14,518
Lease financing
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Current	72,987	88,364
Loans and Leases Receivable, Gross		88,364
Purchased impaired loans, carrying balance		0
Total loans and leases	72,987	88,364
Greater than 90 days past due and still accruing	0	0
Lease financing | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Lease financing | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Lease financing | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Current	636,096	493,167
Loans and Leases Receivable, Gross		493,167
Purchased impaired loans, carrying balance		15
Total loans and leases	636,096	493,182
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Commercial real estate-investor
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	24,558
Current	3,219,982
Total loans and leases	3,244,540
Greater than 90 days past due and still accruing	0
Commercial real estate-investor | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	136
Commercial real estate-investor | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0
Commercial real estate-investor | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	24,422
Commercial real estate-owner
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	7,054
Current	1,056,264
Total loans and leases	1,063,318
Greater than 90 days past due and still accruing	0
Commercial real estate-owner | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	6,480
Commercial real estate-owner | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	174
Commercial real estate-owner | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	400
Commercial real estate
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due		7,246
Current		4,151,513
Loans and Leases Receivable, Gross		4,158,759
Purchased impaired loans, carrying balance		35,892
Total loans and leases	4,307,858	4,194,651
Greater than 90 days past due and still accruing		0
Commercial real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due		776
Commercial real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due		857
Commercial real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due		5,613
Residential real estate
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	6,866	14,991
Current	996,220	1,014,138
Loans and Leases Receivable, Gross		1,029,129
Purchased impaired loans, carrying balance		26,820
Total loans and leases	1,003,086	1,055,949
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	2,809	8,032
Residential real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	370	1,928
Residential real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	3,687	5,031
Home equity
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	4,255	6,408
Current	738,844	762,863
Loans and Leases Receivable, Gross		769,271
Purchased impaired loans, carrying balance		2,598
Total loans and leases	743,099	771,869
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	1,483	2,530
Home equity | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	835	1,083
Home equity | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	1,937	2,795
Installment
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	180	309
Current	81,670	82,022
Loans and Leases Receivable, Gross		82,331
Purchased impaired loans, carrying balance		258
Total loans and leases	81,850	82,589
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	94	111
Installment | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	35	50
Installment | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	51	148
Credit card
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	640	484
Current	47,845	48,700
Loans and Leases Receivable, Gross		49,184
Purchased impaired loans, carrying balance		0
Total loans and leases	48,485	49,184
Greater than 90 days past due and still accruing	169	201
Credit card | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	303	208
Credit card | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	163	75
Credit card | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	$ 174	$ 201